Note 8 - Term Loans Payable - Short-term Loans Payable (Details) (Parentheticals) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Loan payable on demand, unsecured with 10% interest per annum and no fixed term [member]
Statement Line Items [Line Items]
Borrowings, interest rate	10.00%	10.00%
Loan payable on May 10, 2024, secured, with 11.35% interest per annum [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	9.00%	9.00%
Loan payable on May 10, 2024, secured, with 11.35% interest per annum [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	11.35%	11.35%
US $50,000 promissory note [member]
Statement Line Items [Line Items]
Borrowings, face amount	$ 50,000	$ 50,000